Goodwill and Intangible Assets - Summary of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Goodwill, balance at beginning of period	$ 812.1	$ 795.6
Acquisition of eOne		5.8
Measurement period adjustments		9.8
Goodwill, balance at end of period		811.2	$ 795.6
Motion Picture
Goodwill, balance at beginning of period		393.7
Acquisition of eOne		1.0
Measurement period adjustments		3.9
Goodwill, balance at end of period		398.6	393.7
Television Production
Goodwill, balance at beginning of period		401.9
Acquisition of eOne		4.8
Measurement period adjustments		5.9
Goodwill, balance at end of period		412.6	401.9
Starz Business of Lions Gate Entertainment Corp
Goodwill, balance at beginning of period		494.0	1,755.7
Impairments		(494.0)	(1,475.0)
Goodwill, balance at end of period		$ 0.0	494.0
Starz Business of Lions Gate Entertainment Corp | Star Networks Reporting Units
Impairments			$ (1,261.7)